Summary of Significant Accounting Policies (Details 3) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Valuation
Labels and packaging	$ 94,894	$ 129,640	$ 81,251
Finished goods	1,265,835	1,162,465	675,999
Total inventories	$ 1,360,729	$ 1,292,105	$ 757,250